Transactions with Related Parties - Additional Information (Details) € in Thousands, $ in Thousands				12 Months Ended
	Oct. 28, 2015 USD ($)	Oct. 14, 2015 $ / d	Apr. 23, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / Vessel	Dec. 31, 2015 EUR (€) $ / Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Charter hire agreement commission commission rate				1.25%	1.25%
Post-delivery management fee per day | $ / d		0.160
Management agreements renewal period				5 years	5 years
Management fees, related parties				$ 577		$ 611	$ 468
Voyage related costs and commissions				4,725		10,030	3,817
General and administrative expense related party				1,773		93	173
New promissory note issued				2,500
Interest and financing costs, net				2,531		1,704	402
Due to related parties				$ 121		131
Maritime [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / Vessel				0.325	0.325
Charter hire agreement commission commission rate				1.25%	1.25%
Management agreement commencement date				Mar. 23, 2015	Mar. 23, 2015
Management agreement maturity date				Mar. 23, 2020	Mar. 23, 2020
Management agreement termination term				90 days	90 days
Management agreement, annual administration fees				$ 1,600
Management Agreement, terms and manner of settlement				On August 5, 2015, the Company amended and restated its Head Management Agreement with Maritime to provide that in the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual administration fees.	On August 5, 2015, the Company amended and restated its Head Management Agreement with Maritime to provide that in the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual administration fees.
Fees charged by related party				$ 2,153		1,102	1,150
Management fees, related parties				577		611	468
Supervision costs and commission on acquisition				10		255	503
Voyage related costs and commissions				321		236	179
General and administrative expense related party				1,245
Commissions on revenues from charter hire agreements				0		0	$ 0
Promissory note issued			$ 625
Promissory notes payable			$ 600
Maritime [Member] | New Promissory Note [Member]
Related Party Transaction [Line Items]
New promissory note issued	$ 2,500			$ 2,500
Notes Payable Maturity Date	Jan. 15, 2017
Conversion of notes to common stock				The additional amount of $1,875 was provided in lieu of additional, newly issued, fully paid and non-assessable shares of Pyxis common stock, in accordance with the terms of the amended Agreement and Plan of Merger (Note 1).	The additional amount of $1,875 was provided in lieu of additional, newly issued, fully paid and non-assessable shares of Pyxis common stock, in accordance with the terms of the amended Agreement and Plan of Merger (Note 1).
Promissory note, interest rate	2.75%
North Sea Tankers [Member]
Related Party Transaction [Line Items]
Charter hire expenses | €					€ 151
While Vessel is Under Construction [Member] | Maritime [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / Vessel				0.450	0.450
Maritime [Member]
Related Party Transaction [Line Items]
Interest and financing costs, net				$ 12
Due to related parties				$ 121		$ 131